Note 9 - Acquisition Deposit (Detail) (Bright Swallow International Group Limited [Member], USD $)	12 Months Ended
Dec. 31, 2012
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 6,500,000
Business Acquisition, Cost of Acquired Entity, Description of Purchase Price Components	The deposit of $3,000,000 is refundable should the two companies not complete this proposed transaction
Payment due before December 31, 2012 [Member]
Business Acquisition, Cost of Acquired Entity, Cash Paid	3,000,000
Payment due before June 30, 2012 [Member]
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 3,500,000